LEASES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
LEASES

18. LEASES

The Group is a lessee and does not have any leases as a lessor.

All leases are accounted for by recognising a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and

●	Leases with a duration of 12 months or less.

The Group has leases for its offices. The Group does not have leases of low value assets. The group does not have leases greater than 12 months.

For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

During the year to March 31, 2023, the Group entered into new lease agreement on its existing office. The new leases has a term shorter than 12 months, so the Group has applied the exemption allowed by paragraph 5a in IFRS 16 in respect of short term leases.

Operating leases

At March 31, 2026 and March 31, 2025, the company had annual commitments under non-cancellable operating leases:

Operating leases which expire:	March 31, 2026	March 31, 2025
	$	$
Within one year	13,018	10,739